Consolidated Statement Of Changes In Stockholders' Equity - USD ($) $ in Thousands	Capital Stock [Member]	Paid-In Capital [Member]	Retained Earnings [Member]	Treasury Stock-At Cost [Member]	Deferred Compensation Payable In Company Stock [Member]	Total
Balance at Dec. 31, 2012	$ 31,589	$ 437,364	$ 623,035	$ (640,732)	$ 2,035	$ 453,291
Net income			77,227			77,227
Dividends paid			(14,148)			(14,148)
Stock awards and exercise of stock options (Note 4)	656	44,366		(18,851)		26,171
Purchases of treasury stock (Note 20)				(92,911)		(92,911)
Other		(719)		(140)	119	(740)
Balance at Dec. 31, 2013	32,245	481,011	686,114	(752,634)	2,154	448,890
Net income			99,317			99,317
Dividends paid			(14,255)			(14,255)
Stock awards and exercise of stock options (Note 4)	809	61,469		(31,237)		31,041
Purchases of treasury stock (Note 20)				(110,019)		(110,019)
Retirement of warrants		(2,645)				(2,645)
Other	283	(990)		(395)	129	(973)
Balance at Dec. 31, 2014	33,337	538,845	771,176	(894,285)	2,283	451,356
Net income			110,274			110,274
Dividends paid			(15,605)			(15,605)
Stock awards and exercise of stock options (Note 4)	648	66,077		(38,257)		28,468
Purchases of treasury stock (Note 20)				(59,323)		(59,323)
Other		(1,916)		(113)	112	(1,917)
Balance at Dec. 31, 2015	$ 33,985	$ 603,006	$ 865,845	$ (991,978)	$ 2,395	$ 513,253